Schedule of inventories (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Raw materials	$ 64,184	$ 116,721
Finished goods		104,430
Inventories	$ 64,184	$ 221,151